Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reportings [Abstract]
Segment reporting

4 Segment reporting

For the purpose of resources allocation and performance assessment, the chief operating decision maker (“CODM”) reviews the overall results and financial position of the Group as a whole. Accordingly, the Group has only one operating segment and no further discrete financial information nor analysis of this single segment is presented.

Geographic information

The Company is an investment holding company incorporated in the Cayman Islands and the principal place of the Group’s business operation is in the PRC. No geographical information is presented as the Group’s revenue and non-current assets are predominately generated/located in the PRC.